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(415) 856-7007 davidhearth@paulhastings.com

February 26, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Matthews International Funds — File Nos. 33-78960 and 811-08510

Ladies and Gentlemen:

We are counsel to the Matthews International Funds (the “Trust”), and hereby submit for review the enclosed Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of changes to prospectus disclosure intended to reflect the disclosure requirements set forth in SEC Rel. No. IC-28584 dated January 13, 2009, particularly the standardized summary section with respect to each series of the Registrant.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth
David A. Hearth
for PAUL, HASTINGS, JANOFSKY & WALKER LLP